Income Taxes - Schedule of of Income Tax Credit (Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred income tax benefit (expense)	$ (15,040)	$ 949	$ (2,881)	$ (14,326)	$ (6,522)	$ 2,040
Current tax expense	(4)	(1,422)	356	11	(57)
Total	$ (15,044)	$ (473)	$ (2,525)	$ (14,315)	$ (6,579)	$ 2,040